Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 581,781	$ 600,073	$ 573,223
Accumulated Amortization	266,380	272,347	237,032
Intangible Assets, Net	$ 315,401	$ 327,726	$ 336,191
Agency contracts
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	8 years	8 years	9 years
Gross Carrying Value	$ 468,549	$ 484,994	$ 464,480
Accumulated Amortization	217,707	224,566	195,737
Intangible Assets, Net	$ 250,842	$ 260,428	$ 268,743
Non-compete/non-solicit
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	2 years	3 years	3 years
Gross Carrying Value	$ 6,097	$ 5,716	$ 4,929
Accumulated Amortization	3,223	2,448	2,058
Intangible Assets, Net	$ 2,874	$ 3,268	$ 2,871
Relationship with contracted caregivers
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	1 year	2 years	3 years
Gross Carrying Value	$ 7,520	$ 10,963	$ 10,963
Accumulated Amortization	6,727	9,013	7,905
Intangible Assets, Net	$ 793	$ 1,950	$ 3,058
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	2 years	4 years	4 years
Gross Carrying Value	$ 4,968	$ 7,467	$ 3,787
Accumulated Amortization	3,232	2,907	2,431
Intangible Assets, Net	$ 1,736	$ 4,560	$ 1,356
Licenses and permits
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	3 years	3 years	4 years
Gross Carrying Value	$ 48,395	$ 47,629	$ 45,760
Accumulated Amortization	35,098	32,724	28,343
Intangible Assets, Net	$ 13,297	$ 14,905	$ 17,417
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	1 year	2 years	3 years
Gross Carrying Value	$ 452	$ 904	$ 904
Accumulated Amortization	393	689	558
Intangible Assets, Net	59	215	346
Trade names (indefinite life)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	45,800	42,400	42,400
Intangible Assets, Net	$ 45,800	$ 42,400	$ 42,400